Mining Interests (Details) $ in Millions		12 Months Ended
	Sep. 30, 2022 CAD ($) Point	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($) Point
Disclosure of detailed information about property, plant and equipment [line items]
Amount of consideration		$ 150.0
Cash flow projections which had been 10% lower than management's estimates
Disclosure of detailed information about property, plant and equipment [line items]
Additional Impairment charge	$ 35.0		$ 193.0
Long-term Gold Price per Ounce Applied Cash Flow Projections Ten Percent Lower Than Management Estimates [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additional Impairment charge		18.2
Expected Number of contained Ounces of Gold Applied to the Cash Flow Projections Ten Percent Lower Than Management Estimates [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additional Impairment charge		$ 9.1
Long-term gold price per ounce applied to the cash flow projections (as a percent)		10.00%
Cash flow projections which had been 100 basis points higher than management's estimates
Disclosure of detailed information about property, plant and equipment [line items]
Additional Impairment charge	$ 5.8		$ 55.7
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Long-term gold price per ounce applied to the cash flow projections (as a percent)	10.00%		10.00%
Minimum | Long-term Gold Price per Ounce Applied Cash Flow Projections Ten Percent Lower Than Management Estimates [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Long-term gold price per ounce applied to the cash flow projections (as a percent)		10.00%
Cariboo Gold Project
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter return royalty		5.00%
Impairment charge			$ 59.0
Net estimated recoverable amount			$ 435.7
Pre-tax real discount rate			12.60%
Number of basis points higher than management estimates | Point			100
San Antonio Properties
Disclosure of detailed information about property, plant and equipment [line items]
Gold and silver stream (as a percent)		15.00%
Impairment charge	$ 81.0
Net estimated recoverable amount	$ 35.0
Pre-tax real discount rate	19.90%
Number of basis points higher than management estimates | Point	100
Tintic Properties | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of royalty on all refined metals stream		2.00%
Tintic Properties | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of royalty on all refined metals stream		2.50%
Trixie Test Mining Properties
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge		$ 160.5
Net estimated recoverable amount		$ 51.6
Pre-tax real discount rate		10.40%